FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of long-term debt and derivative financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ (5,356.6)	$ (5,408.2)
Carrying value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	3.4	0.9
Carrying value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	196.1	116.3
Fair value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	(4,800.7)	(5,470.2)
Fair value | Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	165.5	83.0
Fair value | Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	34.0	34.2
Fair value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	3.4	0.9
Fair value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	$ 196.1	$ 116.3